Property and Equipment, Net (Tables)	6 Months Ended
Jun. 30, 2018
Property, Plant and Equipment [Abstract]
Summary of Property and Equipment

Property and equipment, net consists of the following:

	As of June 30, 2018	As of December 31, 2017
Computer hardware and software	27,654	26,001
Office furniture and fixture	12,519	11,915
Buildings	2,092	2,790
Land	41	64

Total property and equipment	42,306	40,770

Accumulated depreciation	$(25,085)	$(24,599)

Total property and equipment, net	$17,221	$16,171